SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for (benefit from) income taxes
Expected tax at 21%	(141,822)	(25,993)	(210,731)	(53,620)	(153,840)	(19,399)
Non-deductible stock-based compensation	4,645		16,120	7,056	57,151
Non-taxable derivative liability income	(53,638)	13,402	(20,471)	16,069	(16,077)
Non-deductible amortization of debt discounts	61,894	2,081	66,162	3,109	24,495
Non-deductible loss on conversions of convertible notes payable	92,994		92,994		28,982
Increase (decrease) in Valuation allowance	$ 35,927	$ 10,510	$ 55,926	$ 27,386	$ 59,289	$ 19,399